                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21727

                     First Trust/FIDAC Mortgage Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000

                       Date of fiscal year end: October 31

                    Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(FIRST TRUST LOGO)                                            (FIDAC LOGO) FIDAC

                                          Fixed Income Discount Advisory Company

                                FIRST TRUST/FIDAC
                              MORTGAGE INCOME FUND

                                    (GRAPHIC)

                                   SEMI-ANNUAL
                                     REPORT

                            FOR THE SIX MONTHS ENDED
                                 APRIL 30, 2010

TABLE OF CONTENTS

                  FIRST TRUST/FIDAC MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2010


Shareholder Letter .......................................................     1
At a Glance ..............................................................     2
Portfolio Commentary .....................................................     3
Portfolio of Investments .................................................     6
Statement of Assets and Liabilities ......................................    10
Statement of Operations ..................................................    11
Statements of Changes in Net Assets ......................................    12
Statement of Cash Flows ..................................................    13
Financial Highlights .....................................................    14
Notes to Financial Statements ............................................    15
Additional Information ...................................................    21

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Fixed Income Discount Advisory Company ("FIDAC" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/FIDAC Mortgage Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by the personnel of FIDAC are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

SHAREHOLDER LETTER

                  FIRST TRUST/FIDAC MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2010

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust/FIDAC Mortgage Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. The past eighteen months have been challenging, but successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the six month period covered by this report. I encourage you to read this document and discuss it with your financial advisor.

First Trust offers a variety of products that can fit many financial plans to help those investors who are seeking long-term financial success. You may want to talk to your advisor about the other investments we offer that might fit your financial plan.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of First Trust/FIDAC
Mortgage Income Fund

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
AT A GLANCE
AS OF APRIL 30, 2010 (UNAUDITED)

FUND STATISTICS

Symbol on New York Stock Exchange                                FMY
Common Share Price                                           $     18.57
Common Share Net Asset Value ("NAV")                         $     20.28
Premium (Discount) to NAV                                          (8.43)%
Net Assets Applicable to Common Shares                       $82,096,084
Current Monthly Distribution per Common Share (1)            $     0.120
Current Annualized Distribution per Common Share             $     1.440
Current Distribution Rate on Closing Common Share Price(2)          7.75%
Current Distribution Rate on NAV (2)                                7.10%

                 COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                               (PERFORMANCE GRAPH)

           Common Share Price    NAV
           ------------------   -----
4/30/09          15.93          16.81
5/1/09           15.85           16.8
5/8/09           15.85          16.92
5/15/09          15.78          17.08
5/22/09          15.87          17.31
5/29/09          16.08          17.87
6/5/09           16.18          17.55
6/12/09          16.46          17.87
6/19/09          16.52           17.7
6/26/09          16.48          17.68
7/2/09           16.74          17.67
7/10/09          16.45          17.65
7/17/09          16.82          17.95
7/24/09          16.94          18.24
7/31/09          17.43          18.36
8/7/09           17.16          18.47
8/14/09          17.29          18.75
8/21/09          17.41          18.88
8/28/09          17.47          18.98
9/4/09           17.31          18.96
9/11/09          17.51          19.03
9/18/09          17.53          19.14
9/25/09          17.62          19.16
10/2/09          17.81          19.03
10/9/09          17.85          19.21
10/16/09         17.63          19.59
10/23/09         17.93          19.57
10/30/09         17.91          19.62
11/6/09          17.52          19.55
11/13/09         17.51          19.43
11/20/09         17.35          19.38
11/27/09         17.67           19.4
12/4/09          17.57          19.58
12/11/09         17.92          19.65
12/18/09         18.11          19.64
12/24/09         18.31          19.81
12/31/09         18.24          19.69
1/8/10           18.25          19.86
1/15/10           18.5          19.95
1/22/10           18.5          19.95
1/29/10          18.62          20.12
2/5/10           18.44          20.01
2/12/10           18.4          19.91
2/19/10          18.54          19.99
2/26/10           18.5          19.92
3/5/10           18.34          19.82
3/12/10          18.18           19.8
3/19/10          18.15          19.88
3/26/10          18.42          19.95
4/1/10           18.24          19.89
4/9/10           18.35           19.9
4/16/10          18.33          20.04
4/23/10          18.44          20.21
4/30/10          18.57          20.28

PORTFOLIO CHARACTERISTICS

Weighted Average Duration   -3.93
Weighted Average Life        4.44

PERFORMANCE AS OF APRIL 30, 2010

                                                                           Average Annual
                                                                            Total Return
                                        6 Months Ended   1 Year Ended   Inception (5/25/2005)
                                           4/30/2010       4/30/2010         to 4/30/2010
                                        --------------   ------------   ---------------------
Fund Performance (3)
NAV                                          8.03%          31.07%              8.42%
Market Value                                 8.37%          26.65%              5.51%
Index Performance
Barclays Capital MBS Fixed Rate Index        2.03%           5.48%              6.02%

                      % OF TOTAL
                     FIXED-INCOME
CREDIT QUALITY (4)    INVESTMENTS
------------------   ------------
AAA                      63.1%
AA+                       3.6
AA                        4.9
AA-                       2.7
A                         0.3
A-                        0.4
BBB+                      0.6
BBB                       3.0
BBB-                      1.9
BB                        6.4
BB-                       0.5
B+                        1.9
B-                        1.0
CCC+                      1.0
CCC                       6.7
CCC-                      1.9
CC                        0.1
                        -----
Total                   100.0%
                        =====

                                          % OF TOTAL
ASSET CLASSIFICATION                     INVESTMENTS
--------------------                     -----------
U.S. Government Agency and Non-Agency
   Collateralized Mortgage Obligations       65.5%
U.S. Government Agency Mortgage-Backed
  Securities                                  34.4
Preferred Securities                           0.1
                                             -----
Total                                        100.0%
                                             =====

                              % OF TOTAL
SECURITY TYPE                INVESTMENTS
-------------                -----------
Fixed Rate Securities            59.6%
Adjustable Rate Securities       28.6
Interest Only Securities         11.8
                                -----
Total                           100.0%
                                =====

(1) Most recent distribution paid or declared through 4/30/2010. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 4/30/2010. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load. Past performance is not indicative of future results.

(4) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs). For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the ratings are averaged.

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Fixed Income Discount Advisory Company ("FIDAC") is the sub-advisor to First Trust/FIDAC Mortgage Income Fund (the "Fund"). FIDAC is the wholly-owned registered investment advisor of Annaly Capital Management Inc. ("Annaly"), a publicly-traded real estate investment trust that trades under the New York Stock Exchange ("NYSE") symbol of NLY. The Fund trades under the ticker symbol FMY on the NYSE. Formed in 1994, FIDAC has become one of the leading fixed-income management companies in the world specializing in mortgage-backed securities and interest rate sensitive strategies. As of March 31, 2010 FIDAC had approximately $14.3 billion in gross assets under management.

FIDAC manages numerous investment vehicles that are marketed globally through distributor relationships. Overall, the principal business objective is to generate net income for distribution to investors from the spread between interest income on mortgage-backed securities and the costs of borrowing to finance their acquisition. FIDAC's team of investment professionals has built a successful long-term track record through some of the most challenging fixed-income markets in memory.

                            PORTFOLIO MANAGEMENT TEAM

WELLINGTON J. DENAHAN-NORRIS
VICE CHAIRMAN, CHIEF INVESTMENT OFFICER AND CHIEF OPERATING OFFICER

Ms. Denahan-Norris is the Vice Chairman of Annaly, Chief Investment Officer and Chief Operating Officer of Annaly and FIDAC. Ms. Denahan-Norris has been with FIDAC since its inception and was one of the original founders of Annaly. She is also responsible for the development of in-house portfolio systems. Prior to joining Annaly and FIDAC, Ms. Denahan-Norris was Vice President at Citadel Funding Corporation and a trader on the mortgage-backed securities desk at Wertheim Schroder and Co., Inc. She has a Bachelor's Degree in Business from Florida State University and attended the New York Institute of Finance for intense mortgage-backed securities studies.

JAMES P. FORTESCUE
MANAGING DIRECTOR, HEAD OF LIABILITIES

Mr. Fortescue started with FIDAC in June of 1995 where he was in charge of finding financing on mortgage-backed and corporate bonds for regional dealers, as well as maintaining a pricing service for a major broker dealer. Mr. Fortescue has been in charge of liability management for Annaly since its inception, and continues to oversee all financing activities for FIDAC. Mr. Fortescue has a Bachelor's Degree in Finance from Siena College.

KRISTOPHER KONRAD
MANAGING DIRECTOR, CO-HEAD OF PORTFOLIO MANAGEMENT

Mr. Konrad is a Managing Director and Co-Head of Portfolio Management of Annaly and FIDAC. He has been with both companies since 1997. Mr. Konrad has a Bachelor's Degree in Business from Ithaca College and attended the New York Institute of Finance for intense mortgage-backed securities studies.

ROSE-MARIE LYGHT
MANAGING DIRECTOR, CO-HEAD OF PORTFOLIO MANAGEMENT

Mrs. Lyght is a Managing Director and Co-Head of Portfolio Management of Annaly and FIDAC. She joined both companies in April 1999. Since that time she has been involved in the asset selection and financing for FIDAC funds and high net worth separate accounts. She has been a Portfolio Manager on FIDAC's offshore funds since December 2000. Mrs. Lyght has a Bachelor's of Science Degree in Finance and a Master's Degree in Business Administration from Villanova University.

ERIC SZABO, CFA, PRM
MANAGING DIRECTOR, CHIEF RISK OFFICER

Mr. Szabo is a Managing Director and the Chief Risk Officer for Annaly and FIDAC. Prior to joining the companies in April 2004, he worked for TimesSquare Capital Management as a Mortgage Analyst and Trader. Mr. Szabo has a Bachelor's degree from The College of New Jersey and a Master's Degree in Finance from Boston College. Mr. Szabo is a certified Professional Risk Manager as designated by the Professional Risk Managers' International Association, and a CFA charterholder.

MOHIT MARRIA
SENIOR VICE PRESIDENT

Mr. Marria is a Senior Vice President and Portfolio Manager for Annaly and FIDAC. Prior to joining the companies in August 2005, Mr. Marria worked at both AIG and MetLife, trading mortgage-backed securities for their General Account portfolios. Mr. Marria has a Bachelor's Degree and a Master's Degree in Business Administration from Rutgers University.

NANCY MURTHA
SENIOR VICE PRESIDENT

Mrs. Murtha is a Senior Vice President and Portfolio Manager for Annaly and FIDAC. She joined both companies in October of 2002. From 2000 to 2002, she was a Senior Accountant at Deloitte & Touche LLP where she worked within the Banking and Securities Group. Mrs. Murtha has a Bachelor's Degree in Accounting and Management Information Systems from Manhattan College.

                                   COMMENTARY

FIRST TRUST/FIDAC MORTGAGE INCOME FUND

The Fund's primary investment objective is to seek a high level of current income with a secondary objective of capital preservation. The Fund pursues its objectives by investing primarily in mortgage-backed securities representing part ownership in a pool of either residential or commercial mortgage loans that, in the opinion of the FIDAC, offer an attractive combination of credit quality, yield and maturity. The Fund purchases securities issued by government agencies or by private originators or issuers, generally in the form of pass-through certificates, collateralized mortgage obligations, residential mortgage-backed securities or commercial mortgage-backed securities. The Fund may use leverage to an aggregate amount of up to 33 1/3% of the Fund's Managed Assets,(1) primarily through the use of reverse repurchase agreements.

MARKET RECAP

Economic data over the last 6 months (since the October 2009 annual report), seems to confirm expectations of a slow and bumpy recovery. GDP growth in the fourth quarter of 2009 came in at 5.6%, but slowed to 3.2% in the first quarter of 2010. Roughly 80% of first quarter 2010 GDP growth came from consumer spending, which is now at a new record high in real terms, despite real personal income that is stagnant and remains more than 2% below its 2007 peak.

Inflation continues to be tame. The Consumer Price Index (CPI) has stagnated during 2010, growing 2.2% year-over-year from a depressed base, but still below its peak in 2008. The April 2010 CPI release by the Bureau of Labor Statistics showed an unexpected decline, though watchers of the monetary aggregates would likely not have been surprised. We have been watching a measure of money supply that adds together various categories of the money supply (M2 with the only component of M3) that is still measured: institutional money funds. As you can see below, this measure has been falling recently at a pace not seen since the Federal Reserve ("Fed") began tracking this data in 1959.

                     MONEY SUPPLY M2 + INSTITUTIONAL FUNDS

                              (PERFORMANCE GRAPH)

           Money Supply (Billions)   Year Over Year Growth
           -----------------------   ---------------------
March-59             287.8
March-62             340.2                    7.6%
March-65             430.4                    8.3%
March-68             530.3                    9.2%
March-71             641.3                    9.1%
March-74             864.7                    6.3%
March-77            1177.9                   13.3%
March-80            1504.1                    8.7%
March-83            2040.0                   12.5%
March-86            2589.2                    7.1%
March-89            3093.8                    4.0%
March-92            3599.4                    3.9%
March-95            3722.2                    0.8%
March-98            4504.5                    7.6%
March-01            5921.7                   10.4%
March-04            7246.1                    2.4%
March-07            8504.1                    7.5%
March-10           10613.9                   -2.0%

----------
(1) The Fund's Managed Assets are the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus liabilities other than the principal amount of borrowings.

More specifically in the mortgage market, on February 10, 2010, both Freddie Mac and Fannie Mae announced that they would begin conducting buyout programs of delinquent loans within their mortgage-backed securities ("MBS") trusts. Freddie bought out all loans more than 120 days delinquent during the month of February (which showed up in March's prepayment report), while Fannie is expected to complete buyouts over several months starting in March. The trend of abnormally slow prepayment speeds has come to an abrupt end, and it is reasonable to assume these initial buyout programs by Fannie and Freddie will not be completed in totality any time soon. We believe it is likely that both Fannie and Freddie will have loans that will continue to transition to 120+ days delinquent. Thus, both will simply repeat or continue these buyout programs until they have flushed out all, or substantially all, of their seriously delinquent loans. These buyouts are passed through as prepayments to the MBS bondholder, meaning bondholders get back 100 cents on the dollar. Nevertheless, they still have the potential to negatively impact the Fund's income-generating ability as reinvestment risk remains high in today's low-yield environment, and the Fund may have to amortize any premium securities faster than expected.

The housing market has enjoyed some stability in recent months, aided by government stimulus in the form of the $1.25 trillion Federal Reserve MBS purchase program and tax credits offered to homebuyers. The Fed purchase program ended on March 31, 2010, and buyers wishing to use the tax credit needed to purchase their homes before the April 30, 2010 deadline. The next few quarters should shine some more light on the impact these programs have had on supporting housing, economic and capital markets activity and thus we will be watching carefully. In particular, we will be paying special attention to the market for Agency MBS as it has been well supported during the last six months by the Fed-supported liquidity. However, we do expect some of that support to continue as market participants will likely put some of the cash they receive from the Fannie and Freddie buyout programs back to work in Agency MBS over the coming months.

FUND PERFORMANCE

For the six-month period ended April 30, 2010, the Fund had a total net asset value ("NAV") return(2) of 8.03% and a market value return(2) of 8.37%. As of April 30, 2010, the Fund traded at a 8.43% discount to its NAV. The Fund's benchmark, the Barclays Capital MBS Fixed Rate Index, had a return of 2.03% over the same period.

For the six-month period ended April 30, 2010, the Fund paid $0.81 in dividends and the Fund's NAV increased 3.31% to $20.28 from $19.63. The Fund's outperformance relative to its benchmark, the Barclays Capital MBS Fixed Rate Index, was the result of higher prices on non-agency securities along with strong income. Prices on non-agency securities have rallied as investors have searched for yield, and non-agency yields remain attractive versus other asset classes and therefore continue to draw more participants into the space. During the period covered by this report, the Fund had an income return of 4.70%, outperforming its benchmark's return by 289 basis points. Low financing costs and higher yielding Non-Agency Residential MBS helped the Fund return more income than would have been expected from a non-levered portfolio holding only Agency fixed-rate MBS, such as is represented by the Fund's benchmark.

MARKET AND FUND OUTLOOK

Looking forward, we see a lot of uncertainty surrounding the mortgage market and the broader economy in 2010. High prepayments, along with the Fed exiting the market, could leave spreads volatile across all mortgage products, while regulatory reform and a stubbornly high unemployment rate may weigh on the economy's nascent recovery. We will continue to stay prudent in this environment and look for opportunities to add bonds to the Fund's portfolio where we see relative value. We currently are evaluating the Commercial MBS sector as a possible investment as yields of certain investment-grade bonds of this sector remain attractive, particularly for a buy and hold investor.

----------
(2) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total return does not reflect sales load. Past performance is not indicative of future results.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2010 (UNAUDITED)

  PRINCIPAL                                                                         STATED    STATED
    VALUE                                   DESCRIPTION                             COUPON   MATURITY        VALUE
---------------   ---------------------------------------------------------------   ------   --------   --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 40.5%
                  Federal National Mortgage Association (FNMA)
$     5,418,201      Pool 256182 ................................................     6.00%  03/01/36   $    5,731,836
      4,941,370      Pool 256328 (b) ............................................     6.50%  07/01/36        5,309,966
      5,410,977      Pool 831145 (b) ............................................     6.00%  12/01/35        5,790,985
      5,836,134      Pool 843971 (b) ............................................     6.00%  11/01/35        6,246,001
      3,410,416      Pool 872303 (b) ............................................     6.00%  05/01/36        3,641,400
      6,155,880      Pool 880203 ................................................     6.00%  02/01/36        6,510,291
                                                                                                        --------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                  (Cost $31,188,797) ............................................                           33,230,479
                                                                                                        --------------
U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 77.2%
                  Adjustable Rate Mortgage Trust
        570,726      Series 2004-5, Class 1A1 (c) ...............................     3.50%  04/25/35          469,829
                  Banc of America Funding Corp.
      1,174,211      Series 2005-F, Class 4A1 (c) ...............................     5.19%  09/20/35          919,465
                  Banc of America Mortgage Securities
        115,518      Series 2002-L, Class 1A1 (c) ...............................     3.42%  12/25/32           88,108
        246,907      Series 2004-K, Class 4A1 (c) ...............................     5.21%  12/25/34          246,850
      3,643,190      Series 2007-3, Class 2A3 ...................................     7.00%  09/25/37        1,876,033
                  Bear Stearns Adjustable Rate Mortgage Trust
      1,416,686      Series 2004-9, Class 12A3 (c) ..............................     3.54%  11/25/34        1,225,125
                  Chase Mortgage Finance Corp.
      1,176,653      Series 2007-A3, Class 3A1 (c) ..............................     5.95%  12/25/37        1,000,463
                  Countrywide Alternative Loan Trust
        773,725      Series 2004-14T2, Class A6 .................................     5.50%  08/25/34          760,172
        504,396      Series 2004-1T1, Class A1 ..................................     5.00%  02/25/34          500,284
      2,076,817      Series 2005-J1, Class 2A1 ..................................     5.50%  02/25/25        1,809,490
                  Countrywide Home Loans
        412,188      Series 2004-HYB1, Class 2A (c) .............................     3.31%  05/20/34          348,262
        235,297      Series 2005-20, Class A7 ...................................     5.25%  12/25/27          216,120
      2,278,654      Series 2005-J4, Class A4 ...................................     5.50%  11/25/35        1,896,345
                  Credit Suisse First Boston Mortgage Securities Corp.
      3,197,992      Series 2004-AR2, Class 1A1 (c) .............................     3.45%  03/25/34        2,474,272
                  Federal Home Loan Mortgage Corp.
      3,262,873      Series 2676, Class IK, IO ..................................     5.00%  02/15/20          110,706
        111,196      Series 2716, Class CI, IO ..................................     5.00%  05/15/19            2,118
      1,457,634      Series 2737, Class IG, IO ..................................     5.00%  08/15/27           36,829
      9,628,087      Series 2807, Class SB, IO (d) ..............................     7.20%  11/15/33        1,579,957
        236,626      Series 2852, Class VI, IO ..................................     5.00%  06/15/24               31
      3,461,033      Series 2870, Class JI, IO ..................................     5.00%  10/15/27          109,543
        693,479      Series 2888, Class OI, IO ..................................     5.00%  01/15/27           19,675
      1,774,808      Series 2921, Class IQ, IO                                        5.00%  01/15/29           91,987
        805,352      Series 2938, Class PI, IO ..................................     5.00%  11/15/28           44,130
        493,743      Series 2961, Class IP, IO ..................................     5.50%  07/15/28           15,540
      1,432,800      Series 2964, Class IA, IO ..................................     5.50%  02/15/26           12,953
        624,766      Series 3000, Class SU (d) ..................................    22.34%  04/15/35          686,120
        942,145      Series 3069, Class LI, IO ..................................     5.50%  08/15/32           89,088

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2010 (UNAUDITED)

  PRINCIPAL                                                                         STATED    STATED
    VALUE                                   DESCRIPTION                             COUPON   MATURITY        VALUE
---------------   ---------------------------------------------------------------   ------   --------   --------------
U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS - (CONTINUED)
                  Federal Home Loan Mortgage Corp. (Continued)
$       190,687      Series 3171, Class CS (d) ..................................    37.77%  06/15/36   $      206,827
        542,649      Series 3195, Class SX (d) ..................................    44.50%  07/15/36          756,094
                  Federal Home Loan Mortgage Corp., STRIP
     19,449,865      Series 227, Class IO, IO ...................................     5.00%  12/01/34        4,487,572
      7,011,314      Series 232, Class IO, IO ...................................     5.00%  08/01/35        1,546,190
                  Federal National Mortgage Association
      3,357,916      Series 2005-122, Class SN (d) ..............................    27.55%  01/25/36        3,901,413
        730,830      Series 2005-39, Class BI, IO ...............................     5.00%  06/25/28           30,120
        497,991      Series 2005-91, Class SH (d) ...............................    22.87%  05/25/33          624,426
      6,171,332      Series 2008-50, Class AI IO ................................     5.50%  06/25/23          511,721
                  Federal National Mortgage Association, STRIP
      7,494,804      Series 360, Class 2, IO ....................................     5.00%  08/01/35        1,602,428
                  First Horizon Mortgage Trust
      3,009,000      Series 2005-8, Class 1A5 ...................................     5.75%  02/25/36        2,931,935
                  GMAC Mortgage Corporation Loan Trust
        436,146      Series 2004-AR1, Class 22A (c) .............................     3.29%  06/25/34          380,772
                  Government National Mortgage Association
      3,880,940      Series 2009-65, Class NJ, IO ...............................     5.50%  07/20/39          591,861
                  GSR Mortgage Loan Trust
      1,028,458      Series 2004-5, Class 3A2 (c) ...............................     4.70%  05/25/34        1,030,313
        362,957      Series 2005-AR2, Class 5A1 (c) .............................     3.40%  04/25/35          328,351
      4,359,530      Series 2007-1F, Class 3A10, IO .............................     6.00%  01/25/37          509,086
                  Harborview Mortgage Loan Trust
        350,793      Series 2004-1, Class 2A (c) ................................     2.90%  04/19/34          318,642
      1,433,825      Series 2004-6, Class 3A1 (c) ...............................     3.83%  08/19/34        1,106,348
                  JP Morgan Mortgage Trust
      3,186,780      Series 2005-ALT1, Class 4A1 (c) ............................     5.60%  10/25/35        2,665,943
                  JP Morgan Re-REMIC
      4,069,525      Series 2009-7, Class 12A1 (c) (e) ..........................     6.25%  01/27/37        4,117,850
                  Merrill Lynch Mortgage Investors Trust
      2,000,070      Series 2005-A7, Class 2A1 (c) ..............................     5.37%  09/25/35        1,866,565
                  Morgan Stanley Mortgage Loan Trust
        301,322      Series 2004-7AR, Class 2A6 (c) .............................     2.81%  09/25/34          284,892
                  Provident Funding Mortgage Loan Trust
        637,828      Series 2005-1, Class 1A1 (c) ...............................     3.02%  05/25/35          547,999
                  Residential Accredit Loans, Inc.
        170,794      Series 2002-QS18, Class A1 .................................     5.50%  12/25/17          170,710
      1,388,320      Series 2004-QS2, Class CB ..................................     5.75%  02/25/34        1,336,855
                  Residential Funding Mortgage Securities I
        630,000      Series 2005-S5, Class A5 ...................................     5.25%  07/25/35          622,496
                  Sequoia Mortgage Trust
      3,748,624      Series 2007-1, Class 2A1 (c) ...............................     5.58%  02/20/47        3,103,456
                  Wachovia Mortgage Loan Trust, LLC
      1,634,782      Series 2006-A, Class 3A1 (c) ...............................     5.23%  05/20/36        1,575,009
                  Washington Mutual Msc Mortgage Pass-Through
      1,088,278      Series 2004-RA1, Class 2A ..................................     7.00%  03/25/34        1,125,354

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2010 (UNAUDITED)

  PRINCIPAL                                                                         STATED    STATED
    VALUE                                   DESCRIPTION                             COUPON   MATURITY        VALUE
---------------   ---------------------------------------------------------------   ------   --------   --------------
U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS - (CONTINUED)
                  Wells Fargo Mortgage Backed Securities Trust
$       875,932      Series 2005-AR16, Class 1A1 (c) ............................     3.14%  10/25/35   $      870,912
      2,916,682      Series 2006-9, Class 1A32 ..................................     6.00%  08/25/36        1,964,906
        562,000      Series 2006-AR10, Class 5A2 (c) ............................     5.48%  07/25/36          493,743
      2,807,090      Series 2007-16, Class 1A1 ..................................     6.00%  12/28/37        2,803,216
      2,368,553      Series 2007-8, Class 2A7 ...................................     6.00%  07/25/37        2,302,574
                                                                                                        --------------
                  TOTAL U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED
                  MORTGAGE OBLIGATIONS
                  (Cost $56,234,663) ............................................                           63,346,074
                                                                                                        --------------

     SHARES                                           DESCRIPTION                                            VALUE
---------------   -----------------------------------------------------------------------------------   --------------
PREFERRED SECURITIES - 0.1%
         20,000   Fannie Mae, 8.25% .................................................................           29,200
         40,000   Freddie Mac, Series Z, 8.38% ......................................................           64,400
                                                                                                        --------------
                  TOTAL PREFERRED SECURITIES
                  (Cost $1,500,000) .................................................................           93,600
                                                                                                        --------------
                  TOTAL INVESTMENTS - 117.8%
                  (Cost $88,923,460) (f) ............................................................       96,670,153

   PRINCIPAL
     VALUE                                            DESCRIPTION                                            VALUE
---------------   -----------------------------------------------------------------------------------   --------------
REVERSE REPURCHASE AGREEMENT - (18.7%)
$   (15,311,000)  With UBS Securities 0.24% dated 04/30/10, to be repurchased
                     at $15,311,306 on 05/03/10 .....................................................      (15,311,000)
                  NET OTHER ASSETS AND LIABILITIES - 0.9% ...........................................          736,931
                                                                                                        --------------
                  NET ASSETS - 100.0% ...............................................................   $   82,096,084
                                                                                                        ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security or a portion of this security is segregated as collateral for the reverse repurchase agreement.

(c) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2010.

(d) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at April 30, 2010.

(e) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. This security was acquired on September 9, 2009. It has a current carrying cost of $3,879,689 and has a carrying value per share of $1.01 and represents 5.02% of net assets.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,324,742 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,578,049.

IO   Interest Only Security

STRIP Separate Trading of Registered Interest and Principal of Securities

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                   LEVEL 2        LEVEL 3
                                                        TOTAL MARKET   LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                                          VALUE AT      QUOTED    OBSERVABLE   UNOBSERVABLE
                                                          4/30/2010     PRICES      INPUTS        INPUTS
                                                        ------------   -------   -----------   ------------
U.S. Government Agency Mortgage-Backed Securities ...    $33,230,479   $    --   $33,230,479     $       --
U.S. Government Agency and Non-Agency
   Collateralized Mortgage Obligations ..............     63,346,074        --    59,228,224      4,117,850
Preferred Securities ................................         93,600    93,600            --             --
                                                         -----------   -------   -----------     ----------
TOTAL INVESTMENTS ...................................    $96,670,153   $93,600   $92,458,703     $4,117,850
                                                         ===========   =======   ===========     ==========

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

                                                                 TRANSFERS       BALANCE
INVESTMENTS AT FAIR VALUE USING                BALANCE AS OF     IN (OUT)         AS OF
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)    OCTOBER 31, 2009   OF LEVEL 3   APRIL 30, 2010
------------------------------------------   ----------------   ----------   --------------
U.S. Government Agency and Non-Agency
   Collateralized Mortgage Obligations ...          $--         $4,117,850     $4,117,850
                                                    ---         ----------     ----------
TOTAL INVESTMENTS ........................          $--         $4,117,850     $4,117,850
                                                    ===         ==========     ==========

Net change in unrealized appreciation from Level 3 investments held as of April 30, 2010 was $153,091 and is included in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations.

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2010 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $88,923,460) .........................................................................   $ 96,670,153
Cash ..........................................................................................        281,683
Prepaid expenses ..............................................................................         22,945
Interest receivable ...........................................................................        739,726
                                                                                                  ------------
   Total Assets ...............................................................................     97,714,507
                                                                                                  ------------
LIABILITIES:
Reverse repurchase agreements .................................................................     15,311,000
Payables:
   Interest on reverse repurchase agreements ..................................................        158,931
   Investment advisory fees ...................................................................         81,620
   Audit and tax fees .........................................................................         29,090
   Legal fees .................................................................................         11,671
   Printing fees ..............................................................................         10,895
   Administrative fees ........................................................................          8,333
   Transfer agent fees ........................................................................          3,557
   Trustees' fees and expenses ................................................................          1,991
   Custodian fees .............................................................................          1,335
                                                                                                  ------------
   Total Liabilities ..........................................................................     15,618,423
                                                                                                  ------------
NET ASSETS ....................................................................................   $ 82,096,084
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital ...............................................................................   $ 76,922,708
Par value .....................................................................................         40,490
Accumulated net investment income (loss) ......................................................      1,691,449
Accumulated net realized gain (loss) on investments ...........................................     (4,305,256)
Net unrealized appreciation (depreciation) on investments .....................................      7,746,693
                                                                                                  ------------
NET ASSETS ....................................................................................   $ 82,096,084
                                                                                                  ============
NET ASSET VALUE, per Common Share outstanding (par value $0.01 per Common Share) ..............   $      20.28
                                                                                                  ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ...      4,048,993
                                                                                                  ============

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)

INVESTMENT INCOME:
Interest ..............................................................   $4,584,996
                                                                          ----------
   Total investment income ............................................    4,584,996
                                                                          ----------
EXPENSES:
Investment advisory fees ..............................................      498,375
Excise tax expense ....................................................      153,372
Administrative fees ...................................................       49,999
Audit and tax fees ....................................................       24,947
Interest expense on reverse repurchase agreements .....................       20,682
Printing fees .........................................................       19,715
Trustees' fees and expenses ...........................................       18,298
Transfer agent fees ...................................................       16,261
Legal fees ............................................................       14,481
Custodian fees ........................................................        6,254
Other .................................................................       29,273
                                                                          ----------
   Total expenses .....................................................      851,657
                                                                          ----------
NET INVESTMENT INCOME .................................................    3,733,339
                                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net change in unrealized appreciation (depreciation) on investments ...    2,180,339
                                                                          ----------
Net realized and unrealized gain (loss) on investments ................    2,180,339
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $5,913,678
                                                                          ==========

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED          YEAR
                                                                                 4/30/2010        ENDED
                                                                                (UNAUDITED)    10/31/2009
                                                                                -----------   -----------
OPERATIONS:
Net investment income (loss) ................................................   $ 3,733,339   $ 6,359,057
Net realized gain (loss) ....................................................            --    (1,849,267)
Net change in unrealized appreciation (depreciation) ........................     2,180,339     7,481,465
                                                                                -----------   -----------
Net increase (decrease) in net assets resulting from operations .............     5,913,678    11,991,255
                                                                                -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .......................................................    (3,279,684)   (5,545,693)
                                                                                -----------   -----------
Total distributions to shareholders .........................................    (3,279,684)   (5,545,693)
                                                                                -----------   -----------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested ......................................            --        60,901
                                                                                -----------   -----------
Net increase (decrease) in net assets resulting from capital transactions ...            --        60,901
                                                                                -----------   -----------
Total increase (decrease) in net assets .....................................     2,633,994     6,506,463
NET ASSETS:
Beginning of period .........................................................    79,462,090    72,955,627
                                                                                -----------   -----------
End of period ...............................................................   $82,096,084   $79,462,090
                                                                                ===========   ===========
Accumulated net investment income (loss) at end of period ...................   $ 1,691,449   $ 1,237,794
                                                                                ===========   ===========
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period ........................................     4,048,993     4,045,236
Common Shares issued as reinvestment under the Dividend Reinvestment Plan ...            --         3,757
                                                                                -----------   -----------
Common Shares at end of period ..............................................     4,048,993     4,048,993
                                                                                ===========   ===========

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations .............   $     5,913,678
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
   Purchases of investments .................................................        (4,320,737)
   Paydowns of investments ..................................................         7,606,636
   Net amortization/accretion of premium/discount on investments ............         1,576,667
   Net change in unrealized appreciation/depreciation on investments ........        (2,180,339)
CHANGES IN ASSETS AND LIABILITIES:
   Decrease in interest receivable ..........................................            72,938
   Increase in prepaid expenses. ............................................           (12,637)
   Decrease in interest payable on reverse repurchase agreements ............           (20,079)
   Decrease in investment advisory fees payable .............................            (6,269)
   Decrease in audit and tax fees payable ...................................           (21,121)
   Increase in legal fees payable ...........................................             4,656
   Decrease in printing fees payable ........................................            (5,603)
   Decrease in administrative fees payable ..................................               (45)
   Decrease in custodian fees payable .......................................              (623)
   Increase in transfer agent fees payable ..................................             1,136
   Decrease in Trustees' fees and expenses payable ..........................            (1,469)
   Decrease in other liabilities. ...........................................            (2,635)
                                                                                ---------------
CASH PROVIDED BY OPERATING ACTIVITIES                                                             $  8,604,154
                                                                                                  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to Common Shareholders from net investment income ..........        (3,279,684)
   Maturities of reverse repurchase agreements ..............................    (2,495,063,000)
   Sales of reverse repurchase agreements ...................................     2,485,256,000
                                                                                ---------------
CASH USED BY FINANCING ACTIVITIES ...........................................                      (13,086,684)
                                                                                                  ------------
Decrease in cash ............................................................                       (4,482,530)
Cash at beginning of period .................................................                        4,764,213
                                                                                                  ------------
CASH AT END OF PERIOD .......................................................                     $    281,683
                                                                                                  ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest ....................................                     $     40,761
                                                                                                  ============

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED         YEAR        YEAR         YEAR          YEAR          PERIOD
                                                     4/30/2010       ENDED       ENDED        ENDED         ENDED          ENDED
                                                    (UNAUDITED)   10/31/2009   10/31/2008   10/31/2007   10/31/2006   10/31/2005(a)
                                                    -----------   ----------   ----------   ----------   ----------   -------------
Net asset value, beginning of period ............   $ 19.63         $ 18.03     $ 18.66      $ 18.41      $ 19.02       $ 19.10(b)
                                                    -------         -------     -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ....................      0.92            1.57        1.49         1.04         1.03          0.36
Net realized and unrealized gain (loss) .........      0.54            1.40       (1.00)        0.23        (0.58)        (0.09)
                                                    -------         -------     -------      -------      -------       -------
Total from investment operations ................      1.46            2.97        0.49         1.27         0.45          0.27
                                                    -------         -------     -------      -------      -------       -------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...........................     (0.81)          (1.37)      (1.12)       (1.02)       (1.06)        (0.31)
                                                    -------         -------     -------      -------      -------       -------
Total distributions .............................     (0.81)          (1.37)      (1.12)       (1.02)       (1.06)        (0.31)
                                                    -------         -------     -------      -------      -------       -------
Common Shares offering costs charged to
   paid-in capital ..............................        --              --          --           --           --         (0.04)
                                                    -------         -------     -------      -------      -------       -------
Net asset value, end of period ..................   $ 20.28         $ 19.63     $ 18.03      $ 18.66      $ 18.41       $ 19.02
                                                    =======         =======     =======      =======      =======       =======
Market value, end of period .....................     18.57         $ 17.91     $ 15.71      $ 16.32      $ 16.58       $ 16.40
                                                    =======         =======     =======      =======      =======       =======
TOTAL RETURN BASED ON NET ASSET VALUE(c) ........      8.03%          18.21%       3.38%        7.80%        3.30%         1.37%
                                                    =======         =======     =======      =======      =======       =======
TOTAL RETURN BASED ON MARKET VALUE(c) ...........      8.37%          23.91%       2.94%        4.69%        7.89%       (16.53)%
                                                    =======         =======     =======      =======      =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............   $82,096         $79,462     $72,956      $75,487      $74,458       $76,925
Ratio of total expenses to average net assets ...      2.14%(d)        2.07%       2.69%        3.24%        3.10%         2.48%(d)
Ratio of net expenses to average net assets .....      2.14%(d)        2.07%       2.69%        3.24%        3.06%         2.28%(d)
Ratio of net expenses to average net assets
   excluding interest expense ...................      2.09%(d)        1.99%       1.83%        1.71%        1.69%         1.62%(d)
Ratio of net investment income to average
   net assets ...................................      9.39%(d)        9.01%       7.93%        5.70%        5.55%         4.30%(d)
Portfolio turnover rate .........................         4%             39%         10%          22%          76%           14%

----------
(a) Initial seed date of May 17, 2005. The Fund commenced operations on May 25, 2005.

(b)  Net of sales load of $0.90 per share on initial shares issued.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year.

(d)  Annualized.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/FIDAC Mortgage Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks to preserve capital. The Fund pursues these objectives by investing in mortgage-backed securities that, in the opinion of Fixed Income Discount Advisory Company ("FIDAC" or the "Sub-Advisor"), offer an attractive combination of credit quality, yield and maturity. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities ("MBS") and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities and various relationships between securities and yield to maturity in determining value.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

               -    Quoted prices for similar securities in active markets.

               - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

               - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

               - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of April 30, 2010 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

The Fund invests in certain lower credit quality securitized assets (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), as well as interest only securities, that have contractual cash flows. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At April 30, 2010, the Fund had no when-issued or delayed-delivery purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

The Fund utilizes leverage through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and will correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the six months ended April 30, 2010:

Maximum amount outstanding during the period ...........   $25,118,000
Average amount outstanding during the period* ..........   $20,285,320
Average monthly shares outstanding during the period ...     4,048,993
Average debt per share outstanding during the period ...   $      5.01

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended April 30, 2010.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

During the six months ended April 30, 2010, interest rates ranged from 0.08% to 0.28%, with a weighted average interest rate of 0.20%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $20,682.

D. INVERSE FLOATING-RATE INSTRUMENTS:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These investments are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest only or IO security, and all of the principal is distributed to holders of another type of security known as a principal only or PO security. These investments, if held in the Fund, are identified on the Portfolio of Investments.

F. INTEREST ONLY SECURITIES:

An interest only security is the interest only portion of an MBS that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO security. IOs are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO security will rise. These investments are identified on the Portfolio of Investments.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended October 31, 2009 was as follows:

Distributions paid from:

Ordinary Income ..............................   $5,545,693

As of October 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income ................   $ 4,334,502
Net Unrealized Appreciation (Depreciation) ...     2,469,646
Accumulated Capital and other losses .........    (4,305,256)

H. INCOME AND OTHER TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry realized capital losses forward for eight years following the year of loss and offset any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2009, the Fund had a capital loss carryforward for federal income tax purposes of $4,305,256, with $3,756,953 and $548,303 expiring on October 31, 2014 and October 31, 2017, respectively.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

The Fund is subject to tax accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2009, 2008, 2007 and 2006 remain open to federal and state audit. As of April 30, 2010, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax provisions.

I. EXPENSES:

The Fund pays all expenses directly related to its operations.

J. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund's financial statement disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus liabilities other than the principal amount of borrowings).

FIDAC serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"), serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of PNC, serves as the Fund's Custodian in accordance with certain fee arrangements.

On February 2, 2010, PNC entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc. The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc. and PFPC Trust Company and is expected to close in the third quarter of 2010.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustee") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms ending December 31, 2011 before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation for serving in such capacities.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2010 was $566,053 and $3,754,684, respectively. The proceeds from paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2010 was $7,606,636 and $0, respectively.

                             5. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities market, or when political or economic events affecting the issuers occur, including the risk that borrowers do not pay their mortgages. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

SUBORDINATED DEBT RISK: The Fund may invest a portion of its Managed Assets in subordinated classes of MBS, including debt obligations issued by private originators or issuers backed by residential mortgage loans and multi-class debt or pass-through or pay-through securities backed by a mortgage loan or pool of mortgage loans on commercial real estate. Such subordinated classes are subject to a greater degree of non-payment risk than are senior classes of the same issuer or agency.

PREPAYMENT RISK: If borrowers prepay their mortgage loans at rates that are faster than expected, this results in prepayments that are faster than expected on MBS. These faster than expected prepayments may adversely affect the Fund's profitability, particularly if the Fund is forced to invest prepayments it receives in lower yielding securities.

Moreover, the Fund may also acquire MBS that are less affected by prepayments. While the Fund will seek to minimize prepayment risk to the extent practical, the Fund must balance prepayment risk against other risks and the potential returns of each investment in selecting investments. No strategy can completely insulate the Fund from prepayment risk.

INTEREST RATE RISK: The Fund may also invest in MBS which are Stripped Mortgage-Backed Securities, interest only ("IO") securities and principal only ("PO") securities. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO security will rise and the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO security will fall and the value of an IO security will rise.

LEVERAGE RISK: The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its assets (including the amount borrowed) less liabilities other than borrowings. The Fund may use leverage for investment purposes and to meet cash requirements. Its leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the NAV of the Fund. The Fund leverages its assets through the use of reverse repurchase agreements. Reverse repurchase agreements are subject to the risks that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase, and that the securities may not be returned to the Fund. The Fund may from time to time consider changing the amount of the leverage in response to actual or anticipated changes in interest rates or the value of the Fund's investment portfolio. There can be no assurance that the leverage strategies will be successful.

FIXED-INCOME SECURITIES RISK: Debt securities, including high yield securities, are subject to certain risks, including: (i) issuer risk, which is the risk that the value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services or, in the case of asset-backed issuers, a decline in the value and/or cash flows of the underlying assets; (ii) reinvestment risk, which is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate; and (iii) credit risk, which is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On April 20, 2010, the Fund declared a dividend of $0.12 per share to Common Shareholders of record on May 5, 2010, payable May 17, 2010.

On May 20, 2010, the Fund declared a dividend of $0.12 per share to Common Shareholders of record on June 3, 2010, payable June 15, 2010.

On June 21, 2010, the Fund declared a dividend of $0.12 per share to Common Shareholders of record on July 6, 2010, payable July 15, 2010.

ADDITIONAL INFORMATION

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PNC Global Investment Servicing (U.S.) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710 in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Strategic High Income Fund III, First Trust Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund was held on April 14, 2010. At the Annual Meeting, Trustees James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of the First Trust/FIDAC Mortgage Income Fund as Class III Trustees for three-year terms expiring at the Fund's annual meeting of shareholders in 2013. The number of votes cast in favor of Mr. Bowen was 3,634,991, the number of votes against was 46,279 and the number of abstentions was 367,723. The number of votes cast in favor of Mr. Nielson was 3,634,552, the number of votes against was 46,718 and the number of abstentions was 367,723. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.

               INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

    BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND
                             SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust/FIDAC Mortgage Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Fixed Income Discount Advisory Company (the "Sub-Advisor"), at a meeting held on March 21-22, 2010. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. The Board also noted the enhancements made by the Advisor to the compliance program in 2009. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor manages the Fund's investments. In light of the information presented and the considerations made, the Board

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2010 (UNAUDITED)

concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, and noted that the Advisor does not provide advisory services to other clients with investment objectives and policies similar to the Fund's. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients, noting that the Sub-Advisor does not provide advisory services to any other clients with investment objectives and policies similar to the Fund's. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of a combined peer group selected by Lipper and the Advisor. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) the peer funds may use different types of leverage which have different costs associated with them; (ii) most peer funds do not employ an advisor/sub-advisor management structure; (iii) the peer funds may not have the same fiscal year as the Fund, which may cause the expense data used by Lipper to be measured over different time periods; and (iv) many of the peer funds are larger than the Fund. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Agreements.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis, and had been enhanced to assess portfolio risk as well. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to the combined peer group selected by Lipper and the Advisor, as well as to a larger group and to a benchmark. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. The Board considered an analysis prepared by the Advisor on the continued benefits provided by the Fund's use of reverse repurchase agreements for leverage. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the combined peer group, noting that the Fund's premium/discount was generally indicative of the asset class and market events. Based on the information provided and the Board's ongoing review of the Fund's performance, the Board concluded that the Fund's performance was reasonable.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to the Fund for the twelve months ended December 31, 2009, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be limited.

The Board considered the Sub-Advisor's representation that its business is scalable and that it believes the sub-advisory fee is appropriate. The Board noted that the Sub-Advisor did not provide data as to the profitability of the Sub-Advisory Agreement; however, the Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board concluded that its consideration of the Advisor's profitability was more relevant. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor indicated that it does not receive any material fall-out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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                       This Page Left Blank Intentionally.

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Fixed Income Discount Advisory Company
1211 Avenue of the Americas, Suite 2902
New York, NY 10036

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust/FIDAC Mortgage Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date June 24, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date June 24, 2010

* Print the name and title of each signing officer under his or her signature.